Label	Element	Value
(Delaware Diversified Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 218% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	218.00%
Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Fund's investment manager, Delaware Management Company (Manager), will determine how much of the Fund's assets to allocate to each of the four sectors, based on its evaluation of economic and market conditions, and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Fund's assets as deemed necessary.

Under normal circumstances, between 5% and 50% of the Fund's total assets will be allocated to the U.S. high yield sector. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Fund's total assets. The Fund will limit its investments in foreign securities to no more than 50% of its net assets and will hedge its foreign currency exposure, which will be limited to 25% of the Fund's net assets, by entering into forward foreign currency contracts.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Diversified Income Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of March. 31, 2016, the Fund's Class A shares had a calendar year-to-date return of 2.35%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 10.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.93% for the quarter ended Sept. 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Class R6 shares have not commenced operations as of the date of this Prospectus and therefore no average annual total returns are shown below for this share class.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware Diversified Income Fund) | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
(Delaware Diversified Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	926
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,508
Annual Return 2006	rr_AnnualReturn2006	7.94%
Annual Return 2007	rr_AnnualReturn2007	7.43%
Annual Return 2008	rr_AnnualReturn2008	(4.20%)
Annual Return 2009	rr_AnnualReturn2009	25.38%
Annual Return 2010	rr_AnnualReturn2010	7.77%
Annual Return 2011	rr_AnnualReturn2011	6.38%
Annual Return 2012	rr_AnnualReturn2012	6.88%
Annual Return 2013	rr_AnnualReturn2013	(1.37%)
Annual Return 2014	rr_AnnualReturn2014	5.11%
Annual Return 2015	rr_AnnualReturn2015	(1.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of March. 31, 2016, the Fund's Class A shares had a calendar year-to-date return of 2.35%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 10.21% for the quarter ended June 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.93% for the quarter ended Sept. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	5.27%
(Delaware Diversified Income Fund) | Class A | return after taxes on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.86%)
5 Years	rr_AverageAnnualReturnYear05	0.58%
10 Years	rr_AverageAnnualReturnYear10	3.28%
(Delaware Diversified Income Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	3.37%
(Delaware Diversified Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,955
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	4.96%
(Delaware Diversified Income Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	5.47%
(Delaware Diversified Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	6.00%
(Delaware Diversified Income Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
(Delaware U.S. Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. investments (80% policy). The Fund invests primarily in common stocks of companies that its portfolio managers believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The portfolio managers also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. The portfolio managers believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. The portfolio managers may sell a security if they no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware U.S. Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of March. 31, 2016, the Fund's Class A shares had a calendar year-to-date return of -6.44%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.80% for the quarter ended March 31, 2012, and its lowest quarterly return was -22.40% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Class R6 shares have not commenced operations as of the date of this Prospectus and therefore no average annual total returns are shown below for this share class.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2015
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware U.S. Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	13.53%
10 Years	rr_AverageAnnualReturnYear10	8.53%
(Delaware U.S. Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,773
Annual Return 2006	rr_AnnualReturn2006	2.27%
Annual Return 2007	rr_AnnualReturn2007	12.88%
Annual Return 2008	rr_AnnualReturn2008	(43.67%)
Annual Return 2009	rr_AnnualReturn2009	44.00%
Annual Return 2010	rr_AnnualReturn2010	13.99%
Annual Return 2011	rr_AnnualReturn2011	7.73%
Annual Return 2012	rr_AnnualReturn2012	15.67%
Annual Return 2013	rr_AnnualReturn2013	33.86%
Annual Return 2014	rr_AnnualReturn2014	12.44%
Annual Return 2015	rr_AnnualReturn2015	4.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of March. 31, 2016, the Fund's Class A shares had a calendar year-to-date return of -6.44%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.44%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 15.80% for the quarter ended March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -22.40% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
5 Years	rr_AverageAnnualReturnYear05	13.14%
10 Years	rr_AverageAnnualReturnYear10	7.06%
(Delaware U.S. Growth Fund) | Class A | return after taxes on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.81%)
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	6.70%
(Delaware U.S. Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.52%
5 Years	rr_AverageAnnualReturnYear05	10.54%
10 Years	rr_AverageAnnualReturnYear10	5.73%
(Delaware U.S. Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,105
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	13.65%
10 Years	rr_AverageAnnualReturnYear10	6.91%
(Delaware U.S. Growth Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	14.20%
10 Years	rr_AverageAnnualReturnYear10	7.44%
(Delaware U.S. Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	5.16%
5 Years	rr_AverageAnnualReturnYear05	14.78%
10 Years	rr_AverageAnnualReturnYear10	7.98%
(Delaware U.S. Growth Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[4]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."